Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net impact related to net actuarial gains	$ 1	$ 3
Net income tax expense (recovery) relating to gains (losses) on financial instruments	1	(4)
Net of income tax (recovery) expense	0	57
Net of reclassification of income tax expense (recovery)	$ (14)	$ (4)